Consolidated Statements of Financial Position - CAD ($) $ in Millions	Apr. 02, 2023	Apr. 03, 2022
Current assets
Cash	$ 286.5	$ 287.7
Trade receivables	50.9	42.7
Inventories	472.6	393.3
Income taxes receivable	0.9	1.1
Other current assets	52.3	37.5
Total current assets	863.2	762.3
Deferred income taxes	67.5	53.2
Property, plant and equipment	156.0	114.2
Intangible assets	135.1	122.2
Right-of-use assets	291.8	215.2
Goodwill	63.9	53.1
Other long-term assets	12.5	20.4
Total assets	1,590.0	1,340.6
Current liabilities
Accounts payable and accrued liabilities	195.6	176.2
Provisions	21.6	18.5
Income taxes payable	31.5	24.5
Short-term borrowings	27.6	3.8
Current portion of lease liabilities	76.1	58.5
Total current liabilities	352.4	281.5
Provisions	36.5	31.3
Deferred income taxes	16.4	15.8
Term loan	391.6	366.2
Lease liabilities	258.7	192.2
Other long-term liabilities	56.9	25.7
Total liabilities	1,112.5	912.7
Equity
Equity attributable to shareholders of the Company	469.5	427.9
Non-controlling interests	8.0	0.0
Total equity	477.5	427.9
Total liabilities and equity	$ 1,590.0	$ 1,340.6